Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2020
Pension and other post-retirement benefits
26 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans. The Group contributed and recognized expenses of CHF  58 million, CHF  96 million, CHF  44 million, CHF  154 million and CHF  85 million, related to its defined contribution pension plans in 2Q20, 1Q20, 2Q19, 6M20 and 6M19, respectively. This includes contributions of CHF  20 million and CHF  53 million in 2Q20 and 1Q20, respectively, to the new Swiss defined contribution plan, which took effect January 1, 2020.
> Refer to “Note 31 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information.
The Group expects to contribute CHF  323 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2020. As of the end of 2Q20, CHF  167 million of contributions have been made.
Components of net periodic benefit costs
in	2Q20	1Q20	2Q19	6M20	6M19
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	55	54	68	109	135
Interest costs on benefit obligation	23	24	34	47	80
Expected return on plan assets	(109)	(110)	(126)	(219)	(251)
Amortization of recognized prior service cost/(credit)	(41)	(42)	(41)	(83)	(71)
Amortization of recognized actuarial losses	87	87	80	174	156
Settlement losses/(gains)	2	3	0	5	0
Special termination benefits	0	3	2	3	10
Net periodic benefit costs	17	19	17	36	59
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.

Bank
Pension and other post-retirement benefits
25 Pension and other post-retirement benefits
> Refer to “Note 26 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 and “Note 30 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2019 for further information.
The Bank contributed and recognized expenses of CHF  264 million and CHF  248 million related to its defined contribution pension plans in 6M20 and 6M19, respectively.
The Bank expects to contribute CHF  17 million to the international single-employer defined benefit pension plans and CHF  11 million to other post-retirement defined benefit plans in 2020. As of the end of 6M20, CHF  9 million and CHF  6 million of contributions had been made to the international single-employer and other post-retirement defined benefit pension plans, respectively.
Components of net periodic benefit costs
in	6M20	6M19
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	8
Interest costs on benefit obligation	37	50
Expected return on plan assets	(44)	(55)
Amortization of recognized prior service cost/(credit)	1	0
Amortization of recognized actuarial losses	7	10
Net periodic benefit costs	9	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.